SECURITIES - Reconciliation (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
SECURITIES
Amortized Cost	$ 66,461	$ 78,458
Gross Unrealized Gains	714	274
Gross Unrealized Losses	(613)	(1,778)
Securities available for sale, at fair value (amortized cost $66,461 and $78,458)	66,562	76,954
U.S. Treasury securities
SECURITIES
Amortized Cost	2,955	5,971
Gross Unrealized Gains	6	16
Securities available for sale, at fair value (amortized cost $66,461 and $78,458)	2,961	5,987
State and political subdivisions
SECURITIES
Amortized Cost	12,204	13,506
Gross Unrealized Losses	(185)	(659)
Securities available for sale, at fair value (amortized cost $66,461 and $78,458)	12,019	12,847
MBSs - residential
SECURITIES
Amortized Cost	45,721	51,914
Gross Unrealized Gains	708	257
Gross Unrealized Losses	(382)	(1,079)
Securities available for sale, at fair value (amortized cost $66,461 and $78,458)	46,047	51,092
Collateralized mortgage obligations ("CMOs")
SECURITIES
Amortized Cost	97	97
Gross Unrealized Gains		1
Gross Unrealized Losses	(44)	(39)
Securities available for sale, at fair value (amortized cost $66,461 and $78,458)	53	59
Corporate securities
SECURITIES
Amortized Cost	5,484	6,970
Gross Unrealized Losses	(2)	(1)
Securities available for sale, at fair value (amortized cost $66,461 and $78,458)	$ 5,482	$ 6,969